Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2019	Sep. 30, 2021	Jul. 31, 2021	Dec. 31, 2020	May 31, 2017
Debt Disclosure [Line Items]
Short term borrowings payable to banks	¥ 0	¥ 0				¥ 127,900
Current portion of long-term borrowings	0	0				45,000
Line of credit non current portion	100,000	100,000				800,000
Long-term Debt			¥ 150,000
Long-term borrowings	1,575,106	1,575,106				845,000
Debt principal repayament	90,000	90,000
Zhaoqing Hightech Zone Construction Investment Development Co Ltd [Member]
Debt Disclosure [Line Items]
Line of credit non current portion	¥ 800,000	¥ 800,000				1,600,000
Long term line of credit stated interest rate	4.90%	4.90%
Line of Credit Facility Expiration Date		January 31, 2027 and January 31, 2028
Banks In Peoples Republic Of China [Member]
Debt Disclosure [Line Items]
Line of credit non current portion	¥ 800,000	¥ 800,000				800,000
Long-term borrowings	800,000	¥ 800,000
Line of Credit Facility Expiration Date		December 18, 2020 to December 17, 2028
Zhaoqing Hightech Zone Loan One [Member]
Debt Disclosure [Line Items]
Line of credit non current portion	200,000	¥ 200,000
Zhaoqing Hightech Zone Loan Two [Member]
Debt Disclosure [Line Items]
Line of credit non current portion	600,000	¥ 600,000
Guangzhou Xiaopeng New Energy Automobile Co Ltd [Member]
Debt Disclosure [Line Items]
Line of credit maximum borrowing capacity					¥ 1,120,000
Proceeds from Long-term Lines of Credit	¥ 408,446
Debt instrument, interest rate, stated percentage	5.42%	5.42%
Zhaoqing Hightech Zone [Member]
Debt Disclosure [Line Items]
Current portion of long-term borrowings	¥ 700,000	¥ 700,000
Debt principal repayament	8,000	¥ 8,000
Xiaopeng Automobile Central China [Member]
Debt Disclosure [Line Items]
Line of credit maximum borrowing capacity				¥ 3,000,000
Proceeds from Long-term Lines of Credit	¥ 374,660
Debt instrument, interest rate, stated percentage	4.65%	4.65%
Line of Credit [Member] | Bank Loan [Member]
Debt Disclosure [Line Items]
Long term line of credit stated interest rate	4.98%	4.98%
Zhaoqing Xiaopeng Automobile Co Ltd Zhaoqing XPeng [Member] | Line of Credit [Member] | Zhaoqing Hightech Zone Construction Investment Development Co Ltd [Member]
Debt Disclosure [Line Items]
Line of credit maximum borrowing capacity							¥ 1,600,000
Long Term Debt Agreement With Bank In Peoples Republic Of China [Member]
Debt Disclosure [Line Items]
Long term debt bearing variable interest rate percentage			4.99%
Long term debt maturity date start range			Jan. 22, 2020
Long term debt maturity date end range			Nov. 20, 2022
Current portion of long-term borrowings						¥ 45,000
Other Short Term Loans Payable To Banks [Member] | Maximum [Member]
Debt Disclosure [Line Items]
Short term debt weighted average effective rate of interest at point of time						4.99%
Other Short Term Loans Payable To Banks [Member] | Minimum [Member]
Debt Disclosure [Line Items]
Short term debt weighted average effective rate of interest at point of time						4.17%